Operating Segments - Schedule of Revenue from External Customers and Long-Lived Assets, by Geographical Area (Details) - USD ($) $ in Thousands		3 Months Ended
		Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021
Revenues From External Customers And Long Lived Assets [Line Items]
Revenue		$ 367,668	$ 377,424
Total long lived assets		44,479		$ 48,025
Geographical Components
Revenues From External Customers And Long Lived Assets [Line Items]
Revenue		367,526	376,918
United Kingdom
Revenues From External Customers And Long Lived Assets [Line Items]
Total long lived assets		4,636		5,068
United Kingdom | Geographical Components
Revenues From External Customers And Long Lived Assets [Line Items]
Revenue		9,243	13,728
United States of America
Revenues From External Customers And Long Lived Assets [Line Items]
Total long lived assets		10,693		11,416
United States of America | Geographical Components
Revenues From External Customers And Long Lived Assets [Line Items]
Revenue		183,314	159,823
Germany | Geographical Components
Revenues From External Customers And Long Lived Assets [Line Items]
Revenue		26,092	36,779
All Other Countries
Revenues From External Customers And Long Lived Assets [Line Items]
Total long lived assets	[1]	5,070		4,962
All Other Countries | Geographical Components
Revenues From External Customers And Long Lived Assets [Line Items]
Revenue	[2]	148,877	$ 166,588
Canada
Revenues From External Customers And Long Lived Assets [Line Items]
Total long lived assets		5,736		6,455
Bulgaria
Revenues From External Customers And Long Lived Assets [Line Items]
Total long lived assets		10,182		11,442
Austria
Revenues From External Customers And Long Lived Assets [Line Items]
Total long lived assets		$ 8,162		$ 8,682

[1]	No single country included in the “All other countries” category comprised more than 10% of total long-lived assets.
[2]	No single country included in the “All other countries” category generated more than 10% of total revenue.